UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21724

Nicholas-Applegate International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate International & Premium Strategy Fund

S e m i - A n n u a l   R e p o r t
A u g u s t  31 ,  2 0 0 6

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14-18

Financial Highlights	19

Annual Shareholder Meeting Results	20

Nicholas-Applegate International & Premium Strategy Fund Letter to Shareholders

October 4, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Nicholas-Applegate International & Premium Strategy Fund (the “Fund”) for the fiscal six months ended August 31, 2006.

For the six-month period, foreign stocks outperformed domestic stocks, as the Morgan Stanley Capital International: Europe, Australasia and Far East (MSCI EAFE) Index (the “Index”) rose 8.29% vs. 2.79% for the S&P 500 Index.

Please refer to the following page for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Nicholas-Applegate Capital Management LLC and PEA Capital LLC, the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 1

Nicholas-Applegate International & Premium Strategy Fund Performance & Statistics
August 31, 2006 (unaudited)

*	The Fund had a net asset value (“NAV”) return of 8.78% during the six months ended August 31, 2006 and a market price return of 13.09%.
*

Performance was driven by stock selection in consumer staples, with stocks such as Heineken posting large gains. Compared to the Index, the Fund’s holding in this sector outperformed the Index by 9.96% during the reporting period.

*	Telecommunication services was the Fund’s second-best-performing sector. Within the portfolio, this sector outperformed the sector within the index by 9.54% during the reporting period.
*	An overweight in the consumer discretionary sector detracted from performance. Consumer discretionary names in the portfolio were down, in aggregate, 6.87%, relative to the Index.
*

In general, international markets posted attractive returns over the reporting period, though they posted losses during the second quarter of 2006. During May and June these markets exhibited high levels of volatility. In this environment, the majority of the Fund’s call index options expired out of the money, and the majority of the premium was retained. The option strategy was a positive for the Fund’s total return during the reporting period.

*	On a country-exposure basis, Singapore contributed positively to performance while Finland was the major detractor from performance during the period.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
Six months	13.09%	8.78%
1 year	21.94%	23.58%
Commencement of Operations (4/29/05) to 8/31/06	13.41%	22.99%

Market Price/NAV Performance: Commencement of Operations (4/29/05) to 8/31/06	Market Price/NAV:
	Market Price	$26.72
	NAV	$28.60
	Discount to NAV	(6.57)%
	Market Price Yield(2)	8.05%
	Allocation of Investments by Country (as a percentage of total investments before options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to the total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend to shareholders by the market price per share at August 31, 2006.

2 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
COMMON STOCK—98.2%
	Australia—2.8%
	Building/Construction—0.4%
387,600	Multiplex Group	$997,347
	Metals & Mining—2.4%
92,496	BHP Billiton Ltd.	1,946,802
1,125,179	Oxiana Ltd.	2,433,451
249,600	Zinifex Australia Ltd.	2,251,407
		6,631,660
	Belgium—5.4%
	Banking—4.9%
240,031	Fortis NV, UNIT	9,332,996
39,015	KBC Groep NV	4,195,736
		13,528,732
	Food & Beverage—0.5%
24,200	InBev NV	1,253,922
	Bermuda—1.0%
	Computer Services—0.5%
1,242,000	TPV Technology Ltd.	1,325,364
	Consumer Products—0.2%
147,000	Yue Yuen Industrial Holdings	425,266
	Retail—0.3%
102,000	Esprit Holdings Ltd.	846,939
	Cayman Islands—1.4%
	Telecommunications—1.4%
1,404,000	Foxconn International Holdings Ltd. (b)	3,725,183
	Denmark—0.5%
	Banking—0.2%
13,900	Danske Bank A/S	533,784
	Transportation—0.3%
17,800	Dampskibsselskabet TORM A/S	926,821
	Finland—3.6%
	Food & Beverage—1.1%
72,200	Kesko Oyj	3,053,503
	Metals & Mining—1.8%
164,400	Rautaruukki Oyj	4,798,366
	Telecommunications—0.7%
98,000	Nokia Oyj	2,045,278
	France—9.3%
	Automotive—1.7%
50,700	Peugeot S.A.	2,856,393
14,300	Renault S.A.	1,663,827
		4,520,220

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 3

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
	France—(continued)
	Banking—4.3%
54,517	BNP Paribas	$5,788,078
60,707	Credit Agricole S.A.	2,463,159
22,446	Societe Generale (a)	3,620,148
		11,871,385
	Commercial Products—0.2%
11,300	Groupe Steria SCA	564,745
	Computer Services—0.2%
11,100	Capgemini S.A.	607,860
	Diversified Manufacturing—0.1%
2,738	Bacou Dalloz	329,574
	Metals & Mining—0.4%
4,785	Vallourec S.A.	1,070,165
	Multi-Media—0.1%
5,994	Vivendi Universal S.A.	205,762
	Oil & Gas—0.4%
600	Companie Generale de Geophysique S.A. (b)	96,474
14,663	Total S.A. (a)	988,694
		1,085,168
	Pharmaceuticals—1.9%
59,084	Sanofi-Aventis S.A. (a)	5,298,559
	Germany—3.0%
	Automotive—1.5%
5,079	Continental AG	542,860
44,200	Volkswagen AG	3,523,328
		4,066,188
	Banking—0.8%
18,504	Deutsche Bank AG	2,113,453
	Insurance—0.5%
36,200	Hannover Rueckversicherung AG (b)	1,396,264
	Metals & Mining—0.2%
20,900	ThyssenKrupp AG	711,307
	Greece—0.3%
	Metals & Mining—0.3%
30,900	Aluminum of Greece S.A.I.C.	670,563
	Hong Kong—1.4%
	Banking—0.2%
205,000	Citic Pacific Ltd.	653,911
	Leisure—0.2%
1,592,000	China Travel International Investment Hong Kong Ltd.	388,525
	Machinery—0.1%
183,000	Techtronic Industries Co.	269,599
	Real Estate—0.3%
184,000	Hopewell Holdings Ltd.	525,177
244,000	Sino Land Co.	411,250
		936,427

4 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
	Hong Kong—(continued)
	Utilities—0.6%
265,000	CLP Holdings Ltd.	$1,675,784
	Italy—5.3%
	Banking—3.1%
41,500	Banca Popolare di Verona e Novara S.c.r.l.	1,231,477
244,834	Banche Popolari Unite S.c.r.l.	6,903,139
32,208	Capitalia SpA	280,525
11,879	Sanpaolo IMI SpA	248,615
		8,663,756
	Financial Services—0.4%
43,500	Istituto Finanziario Industriale SpA	1,040,222
	Telecommunications—1.0%
992,200	Telecom Italia SpA	2,743,116
	Utilities—0.8%
70,300	Eni SpA	2,146,318
	Japan—27.4%
	Automotive—5.6%
21,200	Denso Corp.	735,489
223,000	Fuji Heavy Industries Ltd.	1,286,204
130,700	Honda Motor Co., Ltd. (a)	4,424,379
148,000	Isuzu Motors Ltd.	478,160
146,000	Mazda Motor Corp.	931,404
39,400	Nissan Motor Co., Ltd.	447,413
72,300	Suzuki Motor Corp.	1,850,156
96,200	Toyota Motor Corp. (a)	5,200,606
		15,353,811
	Banking—1.5%
71,000	Mitsui Trust Holdings, Inc.	827,188
125	Mizuho Financial Group, Inc.	1,007,250
521	Resona Holdings, Inc.	1,634,398
53	Sumitomo Mitsui Financial Group, Inc.	594,608
		4,063,444
	Computer Services—0.6%
20,000	TDK Corp.	1,541,831
	Consumer Products—3.7%
164,000	Matsushita Electric Industrial Co., Ltd.	3,493,870
11,200	Nintendo Co., Ltd.	2,290,388
216,000	Yamaha Corp.	4,470,510
		10,254,768
	Diversified Manufacturing—0.7%
147,000	Konica Minolta Holdings, Inc. (b)	1,914,609
	Electronics—3.3%
185,000	Brother Industries Ltd.	2,105,032
59,400	Ibiden Co., Ltd.	3,029,723
92,000	Nippon Electric Glass Co., Ltd.	2,223,066
35,000	Star Micronics Co., Ltd.	682,574
159,000	Toshiba Corp.	1,128,156
		9,168,551

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 5

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
	Japan—(continued)
	Food & Beverage—1.9%
616,000	Itochu Corp.	$5,145,990
	Healthcare & Hospitals—0.3%
39,000	Nipro Corp.	746,743
	Machinery—0.6%
91,000	Komatsu Ltd.	1,652,035
	Metals & Mining—2.0%
458,000	Kobe Steel Ltd.	1,457,929
996,000	Sumitomo Metal Industries Ltd.	408,212
		5,540,053
	Office Equipment—1.8%
94,600	Canon, Inc. (a)	4,701,167
17,000	Ricoh Co., Ltd.	332,722
		5,033,889
	Pharmaceuticals—0.7%
37,500	Astellas Pharma, Inc.	1,517,675
9,400	Suzuken Co., Ltd.	350,182
		1,867,857
	Retail—0.6%
81,000	Keiyo Co., Ltd.	646,820
48,900	Parco Co., Ltd.	530,611
4,200	Plenus Co., Ltd.	122,398
59,000	Seiko Corp.	471,135
		1,770,964
	Semi-Conductors—0.4%
6,800	Shinko Electric Industries Co., Ltd.	196,685
13,700	Tokyo Electron Ltd.	897,553
		1,094,238
	Transportation—0.7%
302,000	Nippon Yusen KK	1,865,654
	Utilities—1.4%
62,100	Hokkaido Electric Power Co., Inc.	1,532,843
425,000	Tokyo Gas Co., Ltd.	2,255,220
		3,788,063
	Wholesale—1.6%
19,500	Mitsubishi Corp. (a)	394,869
286,000	Mitsui & Co., Ltd.	4,128,081
		4,522,950
	Luxembourg—0.0%
	Computer Software—0.0%
39,700	Gemplus International S.A.	81,169
	Netherlands—3.2%
	Banking—0.1%
9,500	ABN AMRO Holding NV	270,596
	Chemicals—0.3%
17,400	Univar NV	719,503

6 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
	Netherlands—(continued)
	Commercial Products—1.1%
44,409	USG People NV	$3,052,130
	Food & Beverage—1.3%
80,210	Heineken NV	3,713,735
	Insurance—0.4%
26,051	ING Groep NV	1,127,001
	Norway—1.7%
	Financial Services—0.9%
189,200	DNB NOR ASA	2,448,644
	Food & Beverage—0.8%
45,800	Orkla ASA	2,243,803
	Papua New Guinea—0.7%
	Metals & Mining—0.7%
825,354	Lihir Gold Ltd. (b)	1,904,589
	Singapore—0.4%
	Transportation—0.4%
510,000	SembCorp Marine Ltd.	1,120,204
	Spain—2.8%
	Banking—0.7%
66,833	Banco Bilbao Vizcaya Argentaria S.A.	1,526,535
28,947	Banco Santander Central Hispano S.A.	448,933
		1,975,468
	Building/Construction—0.2%
9,300	ACS Actividades Construcciones y Servicios S.A.	416,624
	Multi-Media—0.2%
18,900	Gestevision Telecinco S.A.	485,834
	Oil & Gas—1.0%
91,600	Repsol YPF S.A.	2,631,539
	Real Estate—0.3%
29,800	Fadesa Inmobiliaria S.A.	959,760
	Telecommunications—0.4%
68,062	Telefonica S.A.	1,166,627
	Sweden—4.1%
	Banking—2.4%
189,000	Nordea Bank AB	2,373,523
64,200	Skandinaviska Enskilda Banken AB, Class B	1,661,781
102,100	Svenska Handelsbanken AB, Class A	2,664,344
		6,699,648
	Diversified Manufacturing—1.7%
415,800	Sandvik AB	4,557,357
	Switzerland—5.1%
	Banking—0.8%
37,070	UBS AG	2,090,700
	Food & Beverage—0.7%
5,385	Nestle S.A.	1,845,854

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 7

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
	Switzerland—(continued)
	Insurance—1.4%
35,550	Swiss Reinsurance	$2,705,210
4,970	Zurich Financial Services AG	1,130,280
		3,835,490
	Pharmaceuticals—2.2%
28,848	Novartis AG	1,641,918
24,401	Roche Holdings AG - Genusschein	4,485,537
		6,127,455
	United Kingdom—18.8%
	Airlines—0.2%
69,200	British Airways PLC (b)	540,679
	Banking—5.0%
247,000	Barclays PLC	3,091,703
97,485	HBOS PLC	1,859,918
308,200	HSBC Holdings PLC (a)	5,587,474
95,145	Royal Bank of Scotland Group PLC	3,224,259
		13,763,354
	Building/Construction—3.3%
65,300	Barratt Developments PLC	1,234,140
701,987	Taylor Woodrow PLC	4,580,448
340,800	Wimpey George PLC	3,249,127
		9,063,715
	Electronics—0.3%
70,948	British Energy Group PLC (b)	905,343
	Food & Beverage—0.2%
17,100	Greene King PLC	274,541
32,100	Scottish & Newcastle PLC	336,104
		610,645
	Insurance—0.3%
14,221	Aviva PLC	199,662
208,857	Old Mutual PLC	651,085
		850,747
	Metals & Mining—3.3%
220,444	BHP Billiton PLC (a)	4,201,457
24,660	Lonmin PLC	1,265,140
71,756	Rio Tinto PLC (a)	3,616,642
		9,083,239
	Oil & Gas—0.6%
49,925	BP PLC	565,984
30,153	Royal Dutch Shell PLC, Class B	1,076,774
		1,642,758
	Pharmaceuticals—3.4%
21,783	AstraZeneca PLC	1,412,241
275,657	GlaxoSmithKline PLC (a)	7,813,095
		9,225,336
	Retail—0.7%
165,147	Marks & Spencer Group PLC	1,860,803

8 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Shares		Value
	United Kingdom—(continued)
	Telecommunications—0.4%
206,500	BT Group PLC	$969,738
114,800	Vodafone Group PLC	248,560
		1,218,298
	Tobacco—1.1%
104,700	British American Tobacco PLC	2,874,206

	Total Common Stock (cost—$243,766,715)	269,559,339
REPURCHASE AGREEMENT—1.8%

Principal
Amount
(000)
$5,013	State Street Bank & Trust Co.,
	dated 8/31/06, 4.90%, due 9/1/06, proceeds
	$5,013,682; collateralized by Fannie Mae, 3.25%,
	due 2/15/09 and Federal Home Loan Bank, 3.625%,
	due 1/15/08, valued at $5,118,466 including accrued
	interest (cost—$5,013,000)	5,013,000

	Total Investments before call options written
	(cost—$248,779,715)—100%	274,572,339

CALL OPTIONS WRITTEN (b)—(1.7)%
Notional
	ASX Index, Over the Counter,
1,943	strike price $5,162, expires 11/3/06	(148,892)
	CAC 40 Index, Over the Counter,
791	strike price $5,097, expires 9/1/06	(69,529)
1,250	strike price $5,161, expires 9/22/06	(124,145)
1,160	strike price $5,163, expires 10/6/06	(154,528)
783	strike price $5,185, expires 10/13/06	(105,435)
	DAX Index, Over the Counter,
739	strike price $5,664, expires 9/8/06	(196,932)
711	strike price $5,764, expires 9/8/06	(107,676)
695	strike price $5,832, expires 9/15/06	(80,716)
691	strike price $5,859, expires 9/1/06	(21,162)
1,034	strike price $5,871, expires 9/22/06	(114,475)
671	strike price $5,977, expires 10/20/06	(79,498)
	Dow Jones € Stoxx 50 Price Index, Over the Counter,
1,143	strike price $3,635, expires 9/8/06	(261,435)
1,641	strike price $3,723, expires 9/15/06	(224,151)
1,639	strike price $3,742, expires 9/15/06	(196,434)
2,120	strike price $3,796, expires 9/22/06	(179,279)
2,119	strike price $3,817, expires 10/13/06	(218,863)
2,087	strike price $3,822, expires 10/6/06	(185,470)
1,036	strike price $3,852, expires 10/20/06	(91,968)
1,031	strike price $3,867, expires 10/27/06	(91,140)
2,051	strike price $3,889, expires 10/27/06	(154,995)

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 9

Nicholas-Applegate International & Premium Strategy Fund	Schedule of
August 31, 2006 (unaudited)	Investments

Notional		Value
	Call Options Written (b)—(continued)
	FTSE 100 Index, Over the Counter,
677	strike price $5,961, expires 10/6/06	$(95,786)
452	strike price $5,976, expires 10/13/06	(67,388)
448	strike price $5,980, expires 11/3/06	(84,308)
445	strike price $6,029, expires 10/20/06	(54,447)
	Hang Seng Index, Over the Counter,
3,200	strike price $17,325, expires 10/27/06	(192,668)
	NIKKEI Index, Over the Counter,
37,777	strike price $15,777, expires 9/8/06	(139,199)
58,316	strike price $15,875, expires 9/15/06	(202,354)
37,841	strike price $16,085, expires 9/22/06	(100,244)
36,839	strike price $16,289, expires 9/1/06	(3,340)
36,871	strike price $16,364, expires 11/3/06	(112,230)
55,353	strike price $16,377, expires 10/27/06	(152,185)
54,922	strike price $16,502, expires 10/2706	(128,346)
36,729	strike price $16,516, expires 10/13/06	(66,586)
54,195	strike price $16,660, expires 10/20/06	(91,095)
36,080	strike price $16,676, expires 10/20/06	(59,229)
	OMX Stockholm 30 Index, Over the Counter,
37,853	strike price $984, expires 10/6/06	(146,680)
36,417	strike price $1,013, expires 10/20/06	(81,795)
	Swiss Market Index, Over the Counter,
777	strike price $8,196, expires 10/13/06	(80,027)

	Total Call Options Written (premiums received—$3,409,208)	(4,664,630)

	Total Investments net of call options written (c)
	(cost—$245,370,507)—98.3%	269,907,709

	Other assets less liabilities—1.7%	4,726,722

	Net Assets—100.0%	$274,634,431

Notes to Schedule of Investments:

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	Securities with an aggregate value of $269,559,328, which represents 98.15% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:
€ — Euros
UNIT — More than one class of securities traded together.

10 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Statement of Assets
August 31, 2006 (unaudited)	and Liabilities
Assets:
Investments, at value (cost—$248,779,715)	$274,572,339
Cash (including foreign currency of $4,712,698 with a cost of $4,702,323)	4,712,971
Receivable for investments sold	27,113,271
Unrealized appreciation on forward currency contracts	1,807,998
Dividends and interest receivable	510,139
Premiums receivable for written call options sold	396,837
Tax reclaim receivable	174,319
Prepaid expenses	14,355
Total Assets	309,302,229

Liabilities:
Payable for investments purchased	27,178,753
Call options written, at value (premiums received—$3,409,208)	4,664,630
Unrealized depreciation on forward foreign currency contracts	2,494,780
Investment management fees payable	230,974
Accrued expenses	98,661
Total Liabilities	34,667,798
Net Assets	$274,634,431

Composition of Net Assets
Common Stock:
Par value ($0.00001 per share, applicable to 9,604,189 shares issued and outstanding)	$96
Paid-in-capital in excess of par	228,819,916
Undistributed net investment income	1,872,312
Accumulated net realized gain	20,121,034
Net unrealized appreciation of investments, call options written and foreign currency transactions	23,821,073
Net Assets	$274,634,431
Net Asset Value Per Share	$28.60

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 11

Nicholas-Applegate International & Premium Strategy Fund	Statement of
For the six months ended August 31, 2006 (unaudited)	Operations
Investment Income:
Dividends (net of foreign withholding taxes of $543,076)	$4,351,800
Interest	127,771
Total Investment Income	4,479,571

Expenses:
Investment management fees	1,362,102
Custodian and accounting agent fees	174,652
Shareholder communications	38,017
Audit and tax services	30,411
Transfer agent fees	14,144
New York Stock Exchange listing fees	12,256
Trustees’ fees and expenses	8,280
Legal fees	7,421
Investor relations	4,247
Insurance expense	3,534
Miscellaneous	932
Total expenses	1,655,996
Less: custody credits earned on cash balances	(90)
Net expenses	1,655,906

Net Investment Income	2,823,665

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	23,062,378
Call options written	586,343
Foreign currency transactions	(370,654)
Net change in unrealized appreciation/depreciation of:
Investments	(3,184,634)
Call options written	(17,241)
Foreign currency transactions	(608,983)
Net realized and change in unrealized gain on investments, call options written
and foreign currency transactions	19,467,209
Net Increase in Net Assets Resulting from Investment Operations	$22,290,874

12 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund	Statement of
Changes in
Net Assets
	Six months	For the period
	ended	April 29, 2005*
	August 31, 2006	through
	(unaudited)	February 28, 2006

Investment Operations:
Net investment income	$ 2,823,665	$ 1,582,101
Net realized gain on investments, call options written and foreign
currency transactions	23,278,067	18,542,706
Net change in unrealized appreciation/depreciation of investments,
call options and foreign currency transactions	(3,810,858)	27,631,931
Net increase in net assets resulting from investment operations	22,290,874	47,756,738

Dividends and Distributions to Shareholders from:
Net investment income	(2,915,153)	(1,108,022)
Net realized gains	(7,409,350)	(12,800,668)
Total dividends and distributions to shareholders	(10,324,503)	(13,908,690)

Capital Share Transactions:
Net proceeds from the sale of common stock	—	229,200,000
Offering costs charged to paid-in capital in excess of par	—	(480,000)
Net increase from capital transactions	—	228,720,000
Total increase in net assets	11,966,371	262,568,048

Net Assets
Beginning of period	262,668,060	100,012
End of period (including undistributed net investment income
of $1,872,312 and $1,963,800, respectively)	$274,634,431	$262,668,060

Shares Issued:	—	9,600,000

* Commencement of operations

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 13

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2006 (unaudited)	Statements

1. Organization and Significant Accounting Policies
Nicholas-Applegate International & Premium Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on February 24, 2005. Prior to commencing operations on April 29, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate price of $100,012 to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 9,000,000 shares of common stock in its initial public offering. An additional 600,000 shares were issued in connection with the underwriters’ over-allotment option. These shares were all issued as $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $480,000 (representing $0.05 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation. The Fund will pursue its investment objectives by investing in a diversified portfolio of equity securities located outside the United States. The Fund will also employ a strategy of writing (selling) call options on equity indexes and may also purchase put options on such indexes in an attempt to generate current gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

14 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2006 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions
The Fund declares dividends and distributions from net investment income and gains from written index option premiums and the sale of portfolio securities quarterly. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, call options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(f) Option Transactions
The Fund employs a strategy of writing (selling) call options on equity indexes in an attempt to generate current gains from option premiums. When a call option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 15

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2006 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

in determining whether there has been a realized gain or loss. These liabilities are reflected as call options written on the Statement of Assets and Liabilities.

The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written call option.

The Fund may also purchase put options on equity indexes. The risk associated with purchasing a put option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Purchased put options are accounted for in the same manner as portfolio securities. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

(g) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the c o u n t e r p a r t y. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(i) Concentration of Risk
The Fund may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

(j) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Advisers
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the F u n d ’s average daily assets. The Investment Manager has retained its affiliates, Nicholas-Applegate Capital Management LLC and PEA Capital LLC (the “Sub-Advisers”), to manage the Fund’s international equity portfolio and index option strategy, respectively. Subject to the supervision of the Investment Manager, the Sub-Advisers make all the Fund’s investment decisions

16 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2006 (unaudited)	Statements

2. Investment Manager/Sub-Advisers (continued)
in connection with their respective components of the Fund’s investments. For their services, pursuant to Sub-Advisory agreements, the Investment Manager and not the Fund pays the Sub-Advisers a monthly fee.

3. Investment in Securities
For the six months ended August 31, 2006, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $225,598,786 and $236,514,672, respectively.

(a) Transactions in call options written for the six months ended August 31, 2006 were:

	Contracts	Premiums
Options outstanding, February 28, 2006	514,676	$3,149,321
Options written	1,602,161	10,432,315
Options terminated in closing purchase transactions	(683,145)	(4,805,887)
Options Options outstanding, expired August 31, 2006	550,527	$3,409,208

(b) Forward foreign currency contracts outstanding at August 31, 2006:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	August 31, 2006	(Depreciation)

Purchased:
€ 15,089,669 settling 10/31/06	$18,855,446	$19,374,064	$518,618
£ 6,588,115 settling 10/31/06	11,783,370	12,543,006	759,636
¥ 1,822,214,200 settling 10/31/06	16,037,230	15,660,520	(376,710)
Sold:
€ 15,089,669 settling 10/31/06	18,225,000	19,374,064	(1,149,064)
£ 6,588,115 settling 10/31/06	11,574,000	12,543,006	(969,006)
¥ 1,822,214,200 settling 10/31/06	16,190,264	15,660,520	529,744
			$(686,782)

€ — Euros
£ — British Pound
¥ — Japanese Yen

4. Income Tax Information
The cost basis of portfolio securities of $248,779,715 for federal income tax purposes is substantially the same for financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $27,499,315; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,706,691; net unrealized appreciation for federal income tax purposes is $25,792,624.

5. Subsequent Dividend Declaration
On September 15, 2006 a dividend of $0.5375 per share was declared to shareholders. This dividend was payable September 29, 2006 to shareholders of record on September 25, 2006.

6. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims

| 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 17

Nicholas-Applegate International & Premium Strategy Fund	Notes to Financial
August 31, 2006 (unaudited)	Statements

6. Legal Proceedings (continued)
related to shelf space. The settling parties also agreed to make certain corporate governance, compliance and disclosure reforms, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

7. Subsequent Events:
On September 12, 2006, the Fund’s Board of Trustees appointed William B. Ogden IV as a Class I Trustee. On October 10, 2006, David C. Flattum, an interested Trustee, resigned as a Class III Trustee.

18 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 8.31.06 |

Nicholas-Applegate International & Premium Strategy Fund	Financial
For a share outstanding throughout each period:	Highlights
	Six months	For the period
	ended	April 29, 2005*
	August 31, 2006	through
	(unaudited)	February 28, 2006
Net asset value, beginning of period	$ 27.35	$ 23.88 **
Investment Operations:
Net Investment Income	0.29	0.16
Net realized and change in unrealized gain on investments,
call options written and foreign currency transactions	2.03	4.81
Total from investment operations	2.32	4.97
Dividends and Distributions to Shareholders from:
Net investment income	(0.30)	(0.12)
Net realized gains	(0.77)	(1.33)
Total dividends and distributions to shareholders	(1.07)	(1.45)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—	(0.05)
Net asset value, end of period	$ 28.60	$ 27.35
Market price, end of period	$ 26.72	$ 24.64
Total Investment Return (1)	13.09%	4.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000)	$274,634	$262,668
Ratio of expenses to average net assets (2)(3)	1.22%	1.19%
Ratio of net investment income to average net assets (3)	2.07%	0.79%
Portfolio turnover	84%	192%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(j) in Notes to Financial Statements).
(3)	Annualized.

See accompanying Notes to Financial Statements | 8.31.06 | Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report 19

Nicholas-Applegate International & Premium Strategy Fund	Annual Shareholder
August 31, 2006 (unaudited)	Meeting Results

The Fund held its annual meeting of shareholders on July 19, 2006. Shareholders voted to re-elect Paul Belica and Hans W. Kertess and elect David C. Flattum and R. Peter Sullivan III as Trustees as indicated below.

		Withheld
	Affirmative	Authority
Re-election of Paul Belica — Class I to serve until 2009	8,431,834	135,893
Election of David C. Flattum — Class III to serve until 2008	8,447,366	120,361
Re-election of Hans W. Kertess — Class I to serve until 2009	8,445,701	122,026
Election of R. Peter Sullivan III — Class II to serve until 2007	8,443,332	124,395

Robert E. Connor and John J. Dalessandro II continue to serve as Trustees.

20 Nicholas-Applegate International & Premium Strategy Fund Semi-Annual Report | 2.28.06 |

Trustees and Principal Officers
Robert E. Connor Trustee, Chairman of the Board of Trustees Paul Belica Trustee John J. Dalessandro II Trustee Hans W. Kertess Trustee William B. Ogden IV Trustee	R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Vice President, Secretary & Chief Legal Officer
Youse E. Guia
    Chief Compliance Officer

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
Nicholas Applegate Capital Management Company LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

PEA Capital LLC
1345 Avenue of the Americas, 48th Floor
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate International & Premium Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission, (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the S E C ’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

On August 1, 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

      Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

      Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

      None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (2)	Exhibit 99.302 CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
------------------------
 Brian S. Shlissel, President & Chief Executive Officer

Date: November 1, 2006

By /s/ Lawrence G. Altadonna
----------------------------
 Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
 Brian S. Shlissel, President & Chief Executive Officer

Date: November 1, 2006

By /s/ Lawrence G. Altadonna
----------------------------
 Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: November 1, 2006